Loan from Others (Details)												1 Months Ended	12 Months Ended
	Aug. 21, 2024 USD ($) shares	Aug. 21, 2024 EUR (€) shares	Aug. 12, 2024 shares	Nov. 24, 2023 USD ($)	Nov. 24, 2023 EUR (€)	Aug. 09, 2022 USD ($)	Aug. 09, 2022 EUR (€)	Apr. 22, 2019 USD ($)	Apr. 22, 2019 EUR (€)	Jun. 19, 2017 USD ($)	Jun. 19, 2017 EUR (€)	Aug. 31, 2022 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2024	Aug. 15, 2022 USD ($)	Aug. 15, 2022 EUR (€)	Jan. 01, 2022	Jan. 26, 2021 USD ($)	Oct. 07, 2019 USD ($)	Oct. 07, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Loan from Others [Line Items]
Investment bank total amount										$ 22,422,000	€ 20,000
Cost of developing and marketing percentage										50.00%	50.00%
Additional financing agreement								$ 4,502,000	€ 4,000
Sales revenues percentage										3.00%	3.00%		3.00%
Received tranches																							$ 4,390,000	€ 4,000
Relevant amount prepaid percentage													20.00%
Equity financing amount																						$ 2,000,000
Loan outstanding amount				$ 24,554,000	€ 24,000	$ 24,554,000	€ 24,000
Annual rate																					7.00%
Paid amount																			$ 900,000	€ 880
Capital raises rate																			10.00%	10.00%
Sale Exceed													$ 5,332,000	€ 5,000
Revenue percentage													3.00%
Original principal amount	$ 29,000,000	€ 26,600,000											$ 25,596,000	24,000
Interest rate													20.00%					4.00%
Finance expense																	$ 7,168,000
EIB loan																	$ 87,000
Reversal recognized financial income												$ 3,845
Amount paid loan restructure agreement															$ 143,000	$ 833,000
Financial income													$ 14,759,000
Commercial sales exceeding (in Euro) | €														€ 5,000,000
Gross proceeds percentage													10.00%	10.00%
Finance expenses													$ 33,000		$ 1,421,000
Aggregate shares (in Shares) | shares			364,000
Diluted share capital percentage															19.50%
Preferred Stock, Redemption Amount													34,000,000		$ 34,000,000
Redemption value													34,000
Liquidation redemption value													34,000,000
Restructured debt (in Euro)														€ 250,000	14,759,000
IRR [Member]
Loan from Others [Line Items]
Interest rate													20.00%
EIB [Member]
Loan from Others [Line Items]
Original principal amount													$ 260,000	€ 250
Preferred shares issued (in Shares) | shares	1,000	1,000	1,000
Outstanding principal amount													$ 294,000		$ 260,000
Share-Based Payment Arrangement, Tranche One [Member]
Loan from Others [Line Items]
Received tranches																									$ 27,989,000	€ 24,000
Share-Based Payment Arrangement, Tranche Two [Member]
Loan from Others [Line Items]
Received tranches																									7,080,000	6,000
Share-Based Payment Arrangement, Tranche Three [Member]
Loan from Others [Line Items]
Received tranches																									$ 9,439,000	€ 8,000